Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Contract revenue	$ 8,341	$ 8,688	$ 16,371
Grant revenue	3,427	1,119	4,377
Total revenue	11,768	9,807	20,748
Operating expenses:
General and administrative expenses	(49,440)	(59,358)	(47,365)
Research and development expenses	(81,859)	(85,848)	(77,402)
Operating income/(loss)	(119,531)	(135,399)	(104,019)
Other income/(expense):
Gain on deconsolidation	0	264,409	41,730
Gain/(loss) on investments held at fair value	232,674	(37,863)	(34,615)
Loss realized on sale of investments	(54,976)	0	0
Loss on impairment of intangible asset	0	0	(30)
Gain/(loss) on disposal of assets	(30)	(82)	4,060
Gain on loss of significant influence	0	445,582	10,287
Other income/(expense)	1,065	121	(278)
Other income/(expense)	178,732	672,167	21,154
Finance income/(costs):
Finance income	1,183	4,362	3,358
Finance income/(costs) – subsidiary preferred shares	0	(1,458)	(106)
Finance income/(costs) – contractual	(2,946)	(2,576)	34
Finance income/(costs) – fair value accounting	(4,351)	(46,475)	22,631
Net finance income/(costs)	(6,115)	(46,147)	25,917
Share of net income/(loss) of associates accounted for using the equity method	(34,117)	30,791	(11,490)
Impairment of investment in associate	0	(42,938)	0
Income/(loss) before taxes	18,969	478,474	(68,438)
Taxation	(14,401)	(112,409)	(2,221)
Income/(Loss) for the year	4,568	366,065	(70,659)
Items that are or may be reclassified as profit or loss
Foreign currency translation differences	469	(10)	(214)
Unrealized gain/(loss) on investments held at fair value	0	0	(26)
Total other comprehensive income/(loss)	469	(10)	(240)
Total comprehensive income/(loss) for the year	5,037	366,055	(70,899)
Income/(loss) attributable to:
Owners of the Company	5,985	421,144	(43,654)
Non-controlling interests	(1,417)	(55,079)	(27,005)
Comprehensive income/(loss) attributable to:
Owners of the Company	6,454	421,134	(43,894)
Non-controlling interests	$ (1,417)	$ (55,079)	$ (27,005)
Earnings/(loss) per share:
Basic earnings/(loss) per share	$ 0.02	$ 1.49	$ (0.16)
Diluted earnings/(loss) per share	$ 0.02	$ 1.44	$ (0.16)